Loans and Obligations - Summary of Changes in the Commercial Notes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans And Obligations [Abstract]
Beginning balance	R$ 73,189	R$ 83,212
Interest expense	8,651	10,841
Interest paid	(8,912)	(11,975)
Principal paid	(17,779)	(8,889)
Closing balance	55,150	R$ 73,189
Current	20,353
Non-current	R$ 34,797